Short-Term Borrowings - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Nov. 11, 2013 USD ($)	Nov. 11, 2013 CNY	Dec. 31, 2014 Short-term borrowings, Overdue and Not been Renewed USD ($)	Dec. 31, 2014 Land Use Rights USD ($)	Dec. 31, 2014 Secured Debt One USD ($)	Dec. 31, 2014 Secured Debt One Financial Guaranteed by Mr. Peng USD ($)	Dec. 31, 2014 China Construction Bank JXLDK USD ($)	Dec. 31, 2014 Revolving Credit Facility USD ($)	Dec. 31, 2013 Revolving Credit Facility USD ($)	Dec. 31, 2014 Covenant Requirements for Short Term Debt China Construction Bank JXLDK	Dec. 31, 2014 Mr.Peng and his spouse Ms. Zhou Shan USD ($)	Dec. 31, 2014 Xinyu Credit Guarantee Center USD ($)	Dec. 31, 2014 Nanchang Venture Capital Co., Ltd USD ($)	Dec. 31, 2014 Bank Loans USD ($)
Debt Disclosure [Line Items]
Short term borrowings weighted average interest rate	5.50%	6.03%
Secured short term borrowings							$ 1,380,701
Unsecured short-term borrowings								584,895					480,718	8,171	3,269
Collateralized short-term borrowings						87,269
Short term borrowing	539,556		255,900	1,560,000	539,556				222,226							1,343,825
Debt to asset ratio												95.00%
Current ratio												0.6
Outstanding borrowing with acceleration provision																781,034
Short term borrowings																781,034
Revolving credit facilities										749,796	1,350,332
Unused credit										$ 353,293	$ 445,434